Aug. 31, 2024
Allspring Ultra Short-Term Income Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C	A2	Administrator	Institutional
Management Fees	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution (12b-1) Fees	0.00%	0.75%	0.00%	0.00%	0.00%
Other Expenses	0.44%	0.44%	0.34%	0.39%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.69%	1.44%	0.59%	0.64%	0.37%
Fee Waivers	(0.18)%	(0.18)%	(0.18)%	(0.13)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.51%	1.26%	0.41%	0.51%	0.26%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through December 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A, 1.25% for Class C, 0.40% for Class A2, 0.50% for Administrator Class and 0.25% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Assuming you sold your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$251	$380	$541	$1,007
Class C	$228	$419	$752	$1,692
Class A2	$42	$152	$293	$703
Administrator Class	$52	$178	$330	$773
Institutional Class	$27	$96	$185	$447
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$128	$419	$752	$1,692

Assuming you held your shares, you would pay:

Assuming you sold your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class A	$251	$380	$541	$1,007
Class C	$228	$419	$752	$1,692
Class A2	$42	$152	$293	$703
Administrator Class	$52	$178	$330	$773
Institutional Class	$27	$96	$185	$447
Assuming you held your shares, you would pay:	After 1 Year	After 3 Years	After 5 Years	After 10 Years
Class C	$128	$419	$752	$1,692

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.